INVENTORIES (Schedule of Inventory) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 14,444	$ 16,291
Work in progress and assembled raw materials	11,633	10,335
Finished products	22,660	12,264
Inventory, Net	$ 48,737	$ 38,890